Debt - Narrative (FY) (Details) $ in Thousands			1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 26, 2020	Mar. 23, 2020 USD ($)	Aug. 31, 2020 USD ($)	Jun. 30, 2021 USD ($) mortgage_asset	Jun. 30, 2021 USD ($) mortgage_asset	Dec. 31, 2020 USD ($) mortgage_asset	Dec. 31, 2019 USD ($) mortgage_asset	Jan. 15, 2020 USD ($)	Jan. 06, 2020 USD ($)	Oct. 15, 2019 USD ($)
Line of Credit Facility [Line Items]
Interest expense					$ 5,433	$ 11,632	$ 16,616
Outstanding balance				$ 37,100	37,100	31,400
Mortgages | October 2019 Mortgage Note Payable
Line of Credit Facility [Line Items]
Interest expense				$ 300	$ 600	$ 1,100
Face amount of debt										$ 29,200
Annual interest rate (percent)				3.85%	3.85%	3.85%
Mortgages | January 2020 Mortgage Note Payable
Line of Credit Facility [Line Items]
Interest expense						$ 800
Face amount of debt									$ 11,000
Secured Debt | U.S. Bank National Association | Collateralized Loan Obligations Issued in 2017-FL2
Line of Credit Facility [Line Items]
Collateral amount								$ 21,000
Debt issuance costs								$ 4,500
Secured Debt | U.S. Bank National Association | Collateralized Loan Obligations Issued in 2018-FL3
Line of Credit Facility [Line Items]
Collateral amount				$ 380,200	$ 380,200	$ 417,900	$ 523,200
Collateral (mortgage asset) | mortgage_asset				23	23	27	41
Secured Debt | U.S. Bank National Association | Collateralized Loan Obligations Issued in 2018-FL4
Line of Credit Facility [Line Items]
Collateral amount				$ 671,000	$ 671,000	$ 852,100	$ 867,900
Collateral (mortgage asset) | mortgage_asset				46	46	59	49
Secured Debt | U.S. Bank National Association | Collateralized Loan Obligations Issued in 2019-FL5
Line of Credit Facility [Line Items]
Collateral amount				$ 742,600	$ 742,600	$ 799,800	$ 809,400
Collateral (mortgage asset) | mortgage_asset				56	56	54	48
Secured Debt | U.S. Bank National Association | BSPRT 2017-FL1, BSPRT 2017-FL2 and BSPRT 2018-FL3
Line of Credit Facility [Line Items]
Collateral amount						$ 256,900	$ 305,400
Sterling National Bank
Line of Credit Facility [Line Items]
Amount of interest in loan transferred		$ 15,200
Interest expense				$ 200	$ 400	500
Security Benefit Life Insurance Company | Unsecured Debt
Line of Credit Facility [Line Items]
Interest expense				$ 400	$ 900	$ 200
Face amount of debt			$ 100,000
Security Benefit Life Insurance Company | Unsecured Debt | London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Interest rate	4.50%		4.50%
Minimum
Line of Credit Facility [Line Items]
Advance rate of mortgage loan (percent)					65.00%	65.00%
Master repurchase agreements maturity (days)					30 days	30 days
Maximum
Line of Credit Facility [Line Items]
Advance rate of mortgage loan (percent)					80.00%	80.00%
Master repurchase agreements maturity (days)					90 days	90 days